FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments
Financial liabilities	$ 88,400
Discount rate	7.90%
Carrying value
Financial Instruments
Financial assets	$ 165,064	$ 97,661
Financial liabilities	5,322	91,380
Carrying value | Amortized cost, liabilities | Accrued liabilities
Financial Instruments
Financial liabilities		122
Carrying value | Amortized cost, liabilities | Fresnillo obligation
Financial Instruments
Financial liabilities		88,350
Carrying value | Amortized cost, liabilities | Lease obligations
Financial Instruments
Financial liabilities	2,179	2,908
Carrying value | FVTPL, financial asset | Cash and cash equivalents
Financial Instruments
Financial assets	160,849	96,632
Carrying value | FVTPL, financial asset | Derivative assets
Financial Instruments
Financial assets, fair value	3,387
Carrying value | FVTPL, financial asset | Derivative liabilities
Financial Instruments
Financial liabilities, fair value	249
Carrying value | FVTPL, financial asset | Accounts receivable
Financial Instruments
Financial assets	65
Carrying value | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets		18
Carrying value | Amortized costs, financial asset | Restricted cash
Financial Instruments
Financial assets	763	1,011
Level 1 of fair value hierarchy | Fair value
Financial Instruments
Financial liabilities, fair value		122
Financial assets, fair value	161,677	97,661
Level 1 of fair value hierarchy | Fair value | Amortized cost, liabilities | Accrued liabilities
Financial Instruments
Financial liabilities, fair value		122
Level 1 of fair value hierarchy | Fair value | FVTPL, financial asset | Cash and cash equivalents
Financial Instruments
Financial assets, fair value	160,849	96,632
Level 1 of fair value hierarchy | Fair value | FVTPL, financial asset | Accounts receivable
Financial Instruments
Financial assets, fair value	65
Level 1 of fair value hierarchy | Fair value | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets, fair value		18
Level 1 of fair value hierarchy | Fair value | Amortized costs, financial asset | Restricted cash
Financial Instruments
Financial assets, fair value	763	1,011
Level 2 of fair value hierarchy | Fair value
Financial Instruments
Financial liabilities, fair value	5,322	2,908
Financial assets, fair value	3,387
Level 2 of fair value hierarchy | Fair value | Amortized cost, liabilities | Lease obligations
Financial Instruments
Financial liabilities, fair value	2,179	2,908
Level 2 of fair value hierarchy | Fair value | FVTPL, financial asset | Derivative assets
Financial Instruments
Financial assets, fair value	3,387
Level 2 of fair value hierarchy | Fair value | FVTPL, financial asset | Derivative liabilities
Financial Instruments
Financial liabilities, fair value	$ 249
Level 3 of fair value hierarchy | Fair value
Financial Instruments
Financial liabilities, fair value		88,350
Level 3 of fair value hierarchy | Fair value | Amortized cost, liabilities | Fresnillo obligation
Financial Instruments
Financial liabilities, fair value		$ 88,350